Provisions for employees' benefits - Sensitivity analysis (Details) $ in Millions	Dec. 31, 2024 COP ($)
Discount rate | Pension
Disclosure of defined benefit plans
-50 basis points	$ 14,220,518
+50 basis points	12,827,176
Discount rate | Bonds
Disclosure of defined benefit plans
-50 basis points	1,177,840
+50 basis points	1,129,211
Discount rate | Education
Disclosure of defined benefit plans
-50 basis points	439,586
+50 basis points	409,005
Discount rate | Other benefits
Disclosure of defined benefit plans
-50 basis points	1,066,967
+50 basis points	1,033,436
Discount rate | Health
Disclosure of defined benefit plans
-50 basis points	11,990,999
+50 basis points	10,575,117
Inflation rate | Pension
Disclosure of defined benefit plans
-50 basis points	12,765,201
+50 basis points	14,283,629
Inflation rate | Bonds
Disclosure of defined benefit plans
-50 basis points	1,130,601
+50 basis points	1,176,205
Inflation rate | Other benefits
Disclosure of defined benefit plans
-50 basis points	926,263
+50 basis points	950,381
Salary growth rate | Other benefits
Disclosure of defined benefit plans
-50 basis points	108,169
+50 basis points	115,426
Cost trend | Education
Disclosure of defined benefit plans
-50 basis points	408,560
+50 basis points	439,908
Cost trend | Health
Disclosure of defined benefit plans
-50 basis points	10,573,408
+50 basis points	$ 11,988,936